Income Taxes- Schedule of Deferred Tax Assets and Liabilities (Details) (Lazy Days' R.V. Center, Inc.) - Lazydays' RV Center Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets: Accounts receivable	$ 253	$ 282
Deferred tax assets: Accrued charge-backs	594	660
Deferred tax assets: Other accrued liabilities	424	1,110
Deferred tax assets: Goodwill	274	563
Deferred tax assets: Financing liability	13,574	20,628
Deferred tax assets: Transaction costs	579
Deferred tax assets: Stock based compensation	165	62
Deferred tax assets: Other, net	215	386
Deferred tax assets, Total	16,078	23,691
Deferred tax liabilities: Prepaid expenses	(202)	(181)
Deferred tax liabilities: Inventories	(1,531)	(2,042)
Deferred tax liabilities: Property and equipment	(9,178)	(14,807)
Deferred tax liabilities: Intangible assets	(5,023)	(7,547)
Deferred tax liabilities, Total	(15,934)	(24,577)
Net deferred tax assets/ (liabilities)	$ 144	$ (886)